PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited)
as of October 31, 2019
Description	Shares	Value
Long-Term Investments 97.6%
Common Stocks
Aerospace & Defense 4.9%
Airbus SE (France), ADR	11,399	$ 409,224
Northrop Grumman Corp.	1,267	446,592
		855,816
Banks 10.0%
Bank of America Corp.	9,221	288,341
Citigroup, Inc.	4,036	290,027
JPMorgan Chase & Co.	3,255	406,614
PNC Financial Services Group, Inc. (The)	2,626	385,234
SunTrust Banks, Inc.	5,614	383,661
		1,753,877
Beverages 5.4%
Coca-Cola European Partners PLC (United Kingdom)	4,882	261,236
Diageo PLC (United Kingdom), ADR	963	157,807
PepsiCo, Inc.	3,806	522,069
		941,112
Chemicals 1.9%
Ecolab, Inc.	1,717	329,784
Commercial Services & Supplies 2.0%
Waste Management, Inc.	3,201	359,184
Consumer Finance 2.0%
American Express Co.	3,050	357,704
Containers & Packaging 1.0%
AptarGroup, Inc.	1,503	177,580
Diversified Consumer Services 1.4%
Service Corp. International	5,414	246,229
Electric Utilities 4.2%
American Electric Power Co., Inc.	3,714	350,564
NextEra Energy, Inc.	1,620	386,111
		736,675

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Electronic Equipment, Instruments & Components 2.2%
CDW Corp.	3,087	$ 394,858
Entertainment 0.5%
Walt Disney Co. (The)	636	82,629
Equity Real Estate Investment Trusts (REITs) 6.5%
AvalonBay Communities, Inc.	2,034	442,720
Crown Castle International Corp.	2,260	313,665
Equinix, Inc.	693	392,779
		1,149,164
Food & Staples Retailing 2.0%
Walmart, Inc.	3,043	356,822
Food Products 2.3%
Hershey Co. (The)	2,813	413,145
Health Care Equipment & Supplies 2.1%
Abbott Laboratories	4,397	367,633
Hotels, Restaurants & Leisure 2.1%
McDonald’s Corp.	1,847	363,305
Household Products 0.5%
Procter & Gamble Co. (The)	708	88,153
Industrial Conglomerates 2.3%
Honeywell International, Inc.	2,351	406,088
Insurance 0.5%
Allstate Corp. (The)	818	87,052
IT Services 2.7%
Automatic Data Processing, Inc.	1,325	214,955
Mastercard, Inc. (Class A Stock)	958	265,184
		480,139
Life Sciences Tools & Services 2.6%
Thermo Fisher Scientific, Inc.	1,487	449,044

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Media 2.8%
Comcast Corp. (Class A Stock)	10,874	$ 487,373
Multi-Utilities 4.8%
Ameren Corp.	2,452	190,520
CMS Energy Corp.	3,231	206,526
Sempra Energy	3,078	444,802
		841,848
Oil, Gas & Consumable Fuels 6.6%
Chevron Corp.	2,205	256,089
Enbridge, Inc. (Canada)	5,459	198,762
Kinder Morgan, Inc.	17,402	347,692
Suncor Energy, Inc. (Canada)	2,705	80,312
TC Energy Corp. (Canada)	5,513	277,469
		1,160,324
Pharmaceuticals 5.8%
AstraZeneca PLC (United Kingdom), ADR	8,429	413,274
Eli Lilly & Co.	1,535	174,913
Zoetis, Inc.	3,422	437,742
		1,025,929
Road & Rail 1.0%
Norfolk Southern Corp.	972	176,904
Semiconductors & Semiconductor Equipment 6.3%
ASML Holding NV (Netherlands)	1,426	373,569
QUALCOMM, Inc.	5,862	471,539
Texas Instruments, Inc.	1,346	158,815
Universal Display Corp.	498	99,690
		1,103,613
Software 3.6%
Intuit, Inc.	990	254,925
Microsoft Corp.	2,629	376,920
		631,845

PGIM Jennison Rising Dividend Fund
Schedule of Investments (unaudited) (continued)
as of October 31, 2019
Description	Shares	Value
Common Stocks (Continued)
Specialty Retail 2.7%
TJX Cos., Inc. (The)	5,119	$ 295,110
Tractor Supply Co.	1,893	179,873
		474,983
Technology Hardware, Storage & Peripherals 3.8%
Apple, Inc.	2,684	667,672
Textiles, Apparel & Luxury Goods 1.1%
NIKE, Inc. (Class B Stock)	2,120	189,846

Total Long-Term Investments (cost $13,661,163)		17,156,330

Short-Term Investments 2.5%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(w)	434,261	434,261
PGIM Institutional Money Market Fund(w)	44	44

Total Short-Term Investments (cost $434,305)		434,305

TOTAL INVESTMENTS 100.1% (cost $14,095,468)		17,590,635
Liabilities in excess of other assets (0.1)%		(18,400)

Net Assets 100.0%		$ 17,572,235

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:

ADR—American Depositary Receipt
REITs—Real Estate Investment Trust

(w)	PGIM Investments LLC, the manager of the Fund, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund.
Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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